Common shares	12 Months Ended
Dec. 31, 2021
Common shares.
Common shares
14.	Common shares:

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preferred shares, issuable in series. As at December 31, 2021, there were nil preferred shares issued and outstanding (December 31, 2020 – nil; December 31, 2019 – nil).

		Total
	Number	amount
December 31, 2018	9,504,875	$26,882,622
Common share issuances:
Public offering	805,000	8,720,540
Private placement	1,076,800	11,883,667
Acquisition purchase price consideration	286,347	2,611,044
Option exercise	10,667	87,883

December 31, 2019	11,683,689	$50,185,756
Common share issuances:
Public offering	1,818,788	9,943,886

December 31, 2020	13,502,477	60,129,642
Common share issuances:
Settlement of contingent consideration in shares	231,011	3,095,799
Private placement	2,353,347	23,221,195
Public offering	1,707,750	11,886,677
Exercise of stock options	5,500	46,875
Exercise of broker warrants	1,800	28,729
December 31, 2021	17,801,885	$98,408,917

The following common shares were issued during the year ended December 31, 2021:

(a)

The earn-out in relation to the Achieve TMS West Acquisition was confirmed to be $10,319,429, of which $3,095,799 was settled through the issuance of an aggregate of 231,011 common shares to the vendors on March 26, 2021 (see note 13). The common shares issued were based on a price per common share equal to the volume-weighted average trading price of the Company’s common shares on the Toronto Stock Exchange for the five trading days ending two trading days prior to March 26, 2021.

(b)

On June 14, 2021, the Company issued a total of 2,353,347 common shares at an offering price of $10.00 per common share in connection with a non-brokered private placement of common shares for aggregate gross proceeds of $23,533,470 (the “2021 Private Placement”). The Company incurred transaction costs of $312,275 which was recorded as a reduction in equity (see note 21).

(c)

On September 27, 2021, the Company issued a total of 1,707,750 common shares at an offering price of $7.75 per common share in connection with a bought deal public offering of common shares for aggregate gross proceeds of $13,235,062. The Company incurred transaction costs of $1,348,385 which was recorded as a reduction in equity.

(d)	During the year ended December 31, 2021, the Company issued a total of 1,800 common shares upon the exercise of broker warrants (see note 15(b)).
14.	Common shares (continued):
(e)	During the year ended December 31, 2021, the Company issued a total of 5,500 common shares upon the exercise of vested stock options (see note 15(a)).

The following common shares were issued during the year ended December 31, 2020:

(a)	On May 21, 2020, the Company issued a total of 1,818,788 common shares at an offering price of C$8.25 per common share in connection with a public offering of common shares for aggregate gross proceeds of $10,767,589 (C$15,005,001) and incurred transaction costs of $823,703 which was recorded as a reduction in equity.

The following common shares were issued during the year ended December 31, 2019:

(a)	On May 17, 2019, the Company issued a total of 805,000 common shares at an offering price of C$16.25 per common share on a “bought deal” public offering basis for aggregate gross proceeds of $9,735,246 (C$13,081,250) (the “2019 Public Offering”) and incurred transaction costs of $1,014,706, of which $152,145 related to the issuance of broker warrants (see note 15(b)).
(b)	Concurrent with the 2019 Public Offering, the Company issued a total of 1,076,800 common shares at an offering price of C$16.25 per common share on a “bought deal” private placement basis for aggregate gross proceeds of $13,022,252 (C$17,498,000) (the “2019 Private Placement”) and incurred transaction costs of $1,348,386, of which $203,515 related to the issuance of broker warrants (see note 15(b)).
(c)	On September 26, 2019, the Company completed the Achieve TMS West Acquisition (see note 5). As part of the purchase consideration, $2,611,044 was satisfied by the issuance of 286,347 common shares at a value of C$12.10 per common share.
(d)	During the year ended December 31, 2019, the Company issued a total of 10,667 common shares upon the exercise of vested stock options (see note 15(a)).